Financial Instruments	6 Months Ended
Jun. 30, 2017
Financial Instruments [Abstract]
Financial Instruments

11.Financial Instruments

(a)Interest rate risk: The Company is subject to interest rate risk associated with changing interest rates with respect to its variable interest rate term loans and credit facilities as described in Notes 5 and 6.

(b)Concentration of credit risk: Financial instruments that are subject to credit risks consist principally of cash, trade accounts receivable, investments, and derivatives. The Company places its temporary cash investments, consisting mostly of deposits, primarily with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk. The Company limits the exposure of non-performance by counterparties to derivative instruments by diversifying among counterparties with high credit ratings and performing periodic evaluations of the relative credit standing of the counterparties.

(c)Fair value: The carrying amounts reflected in the accompanying Consolidated Balance Sheet of cash and cash equivalents, restricted cash, trade receivables and accounts payable approximate their respective fair values due to the short maturity of these instruments, as at June 30, 2017 and December 31, 2016. The fair value of long-term bank loans with variable interest rates approximate the recorded values, generally due to their variable interest rates. The present value of the future cash flows of the portion of one long-term bank loan with a fixed interest rate is estimated to be approximately $11,318 as compared to its carrying amount of $11,489, as at June 30, 2017. The Company performs relevant enquiries on a periodic basis to assess the recoverability of the long-term investment and estimates that the amount presented on the accompanying Consolidated Balance Sheet approximates the amount that is expected to be received by the Company in the event of sale of that investment.

The fair values of the one long-term bank loan with a fixed interest rate, the interest rate swap agreements, and bunker swap agreements, put option agreements and call option agreements discussed in Note 6 above are determined through Level 2 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from or corroborated by observable market data, interest rates, yield curves and other items that allow value to be determined.

The estimated fair values of the Company’s financial instruments, other than derivatives at June 30, 2017 and December 31, 2016, are as follows:

	Carrying Amount June 30, 2017	Fair Value June 30, 2017	Carrying Amount December 31, 2016	Fair Value December 31, 2016
Financial assets/(liabilities)
Cash and cash equivalents	250,408	250,408	187,777	187,777
Restricted cash	7,750	7,750	9,996	9,996
Investments	1,000	1,000	1,000	1,000
Debt	(1,838,987)	(1,838,817)	(1,766,043)	(1,765,726)

Tabular Disclosure of Derivatives Location

Derivatives are recorded in the consolidated balance sheet on a net basis by counterparty when a legal right of set-off exists. The following tables present information with respect to the fair values of derivatives reflected in the consolidated balance sheet on a gross basis by transaction. The tables also present information with respect to gains and losses on derivative positions reflected in the consolidated statement of comprehensive income or in the consolidated balance sheet, as a component of Accumulated other comprehensive loss.

Fair Value of Derivative Instruments

		Asset Derivatives		Liability Derivatives
		June 30, 2017	December 31, 2016	June 30, 2017	December 31, 2016
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	—	1.0	2,734	3,613
	Financial instruments – Fair value, net of current portion	—	3,701	1,376	1,119

Subtotal		—	3,702	4,110	4,732

		Asset Derivatives		Liability Derivatives
		June 30, 2017	December 31, 2016	June 30, 2017	December 31, 2016
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives not designated as hedging instruments
Bunker swaps	Current portion of financial instruments - Fair value	970	1,014	—	—
	Financial instruments –Fair value, net of current portion.	956	1,465	—	—
Bunker call options	Current portion of financial instruments- Fair value	440	1,307	—	—

Subtotal		2,366	3,786	—	—

Total derivatives		2,366	7,488	4,110	4,732

Derivatives designated as Hedging Instruments-Net effect on the Statement of Comprehensive Income/(Loss)

	Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)
Derivative	Amount Three months ended June 30,		Amount Six months ended June 30,
	2017	2016	2017	2016
Interest rate swaps	(816)	(1,422)	(4,611)	(4,945)

Total	(816)	(1,422)	(4,611)	(4,945)

	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2017	2016	2017	2016
Interest rate swaps	Depreciation expense	(51)	(39)	(76)	(77)
Interest rate swaps	Interest and finance costs, net	(640)	(692)	(1,339)	(1,620)

Total		(691)	(731)	(1,415)	(1,697)

Derivatives not designated as Hedging Instruments–Net effect on the Statement of Comprehensive Income/(Loss)

	Gain (Loss) Recognized on Derivative
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2017	2016	2017	2016
Interest rate swaps	Interest and finance costs, net	—	1,073	—	1,040
Bunker swaps	Interest and finance costs, net	368	—	(174)	—
Bunker call options	Interest and finance costs, net	(124)	617	(557)	744

Total		244	1,690	(731)	1,784

The accumulated loss from Derivatives designated as Hedging instruments recognized in Accumulated Other Comprehensive Loss as of June 30, 2017 and December 31, 2016 was $7,509 and $4,314 respectively.

The following tables summarize the fair values for assets and liabilities measured on a recurring basis as of June 30, 2017 and December 31, 2016 using level 2 inputs (significant other observable inputs):

Recurring measurements:	June 30, 2017	December 31, 2016
Interest rate swaps	(4,110)	(1,030)
Bunker swaps	1,926	2,479
Bunker call options	440	1,307

	(1,744)	2,756